Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INTERNATIONAL EQUITY FUND /MA/
Prospectus Date	rr_ProspectusDate	Oct. 30, 2011
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2012